Loan Modifications That Are Considered Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 unit	Dec. 31, 2011 unit
Financing Receivable, Modifications [Line Items]
Number of Contracts	12	9
Pre-Modification Outstanding Recorded Investment	$ 1,438	$ 10,298
Post-Modification Outstanding Recorded Investment	1,438	10,298
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	52
Post-Modification Outstanding Recorded Investment	52
Residential real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	4
Pre-Modification Outstanding Recorded Investment	932	421
Post-Modification Outstanding Recorded Investment	932	421
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	5
Pre-Modification Outstanding Recorded Investment	454	9,877
Post-Modification Outstanding Recorded Investment	$ 454	$ 9,877